CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net income	¥ 594,980	$ 91,185	¥ 2,294,552	¥ 1,977,306
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	10,596	1,624	7,020	643
Total comprehensive income	605,576	92,809	2,301,572	1,977,949
Total comprehensive income attributable to ordinary shareholders	¥ 605,576	$ 92,809	¥ 2,301,572	¥ 1,977,949